                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4269

                                Van Kampen Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CORE PLUS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2007 (UNAUDITED)

   PAR
  AMOUNT
  (000)     DESCRIPTION                                  COUPON         MATURITY       VALUE
---------   --------------------------------------   --------------   -----------   -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
               27.3%
$     150   Alliance Bancorp Trust (a)............            5.560%     07/25/37   $   150,000
      171   American Home Mortgage
               Assets (a) ........................            5.445      03/25/47       171,383
      169   American Home Mortgage
               Assets (a) ........................            5.580      10/25/46       168,619
      470   American Home Mortgage                                    12/25/46 to
               Investment Trust (a) ..............            5.510      05/25/47       468,835
      199   Bear Stearns Mortgage Funding
               Trust (a) .........................            5.460      03/25/37       196,489
      198   Bear Stearns Mortgage Funding
               Trust (a) .........................            5.480      12/25/36       198,615
      418   Bear Stearns Mortgage Funding                             09/25/36 to
               Trust (a) .........................            5.520      03/25/37       417,518
    2,612   Bear Stearns Structured
               Products, Inc. (b) ................            0.000      06/26/36       101,790
    7,963   Bear Stearns Structured                                   07/27/36 to
               Products, Inc. (b) ................                 *     02/27/37       318,505
    2,056   Countrywide Alternative Loan
               Trust (b) .........................                 *     05/25/47       108,687
    1,891   Countrywide Alternative Loan
               Trust (c) .........................            2.000      04/25/47        78,606
      186   Countrywide Alternative Loan
               Trust (a) .........................            5.460      04/25/47       186,484
      263   Countrywide Alternative Loan
               Trust (a) .........................            5.490      05/25/47       263,366
      561   Countrywide Alternative Loan                              03/20/46 to
               Trust (a) .........................            5.530      09/20/46       562,921
      156   Countrywide Alternative Loan
               Trust (a) .........................            5.550      08/25/46       156,530
      161   Countrywide Alternative Loan
               Trust (a) .........................            5.630      03/20/46       161,574
      186   Deutsche Alternative-A Securities,
               Inc. Mortgage Loan Trust (a).......            5.470      02/25/47       185,317

       64   Deutsche Alternative-A Securities
               NIM Trust (b) .....................            6.750      02/25/47        64,297
      194   DSLA Mortgage Loan Trust (a)..........            5.500      04/19/38       194,598
    3,571   Federal National Mortgage
               Association (c) ...................            1.571      03/25/36        74,771
      274   Greenpoint Mortgage Funding
               Trust (a) .........................            5.490      04/25/47       274,781
      199   Greenpoint Mortgage Funding
               Trust (a) .........................            5.520      03/25/47       199,723
      203   Greenpoint Mortgage Funding
               Trust (a) .........................            5.610      02/25/36       203,301
      200   GS Mortgage Securities Corp. (b)                  6.250      01/25/37       199,509
      155   Harborview Mortgage Loan
               Trust (a) .........................            5.500      04/19/38       154,951
      272   Harborview Mortgage Loan
               Trust (a) .........................            5.510      01/19/38       272,107
      170   Harborview Mortgage Loan
               Trust (a) .........................            5.520      03/19/38       169,995
      212   Harborview Mortgage Loan
               Trust (a) .........................            5.560      11/19/36       211,426
      141   Harborview Mortgage Loan
               Trust (a) .........................            5.770      06/20/35       141,290
                                                                      03/19/37 to
      226   Harborview NIM Corp. (b)..............            6.409      03/19/38       225,906
       71   Lehman Brothers (a)(b)................            5.440      09/15/21        71,316
      224   Luminent Mortgage Trust (a)...........            5.520      10/25/46       224,830
      190   Luminent Mortgage Trust (a)...........            5.540      12/25/36       190,672
      141   Luminent Mortgage Trust (a)...........            5.600      02/25/46       141,682
                                                                      03/25/47 to
    3,150   Residential Accredit Loans, Inc. (b)..            1.000      05/25/47       181,546
      249   Residential Accredit Loans, Inc. (a)..            5.460      02/25/37       249,350
                                                                      01/25/37 to
      695   Residential Accredit Loans, Inc. (a)..            5.520      05/25/47       694,547

      199   Structured Asset Mortgage
               Investments, Inc. (a) .............            5.510      02/25/37       199,554
      184   Structured Asset Mortgage
               Investments, Inc. (a) .............            5.520      01/25/37       184,852
   18,437   Washington Mutual Mortgage                                01/25/45 to
               Pass-Through Certificates (c)......   0.000 to 0.653      03/25/47       222,216
      165   Washington Mutual Mortgage
               Pass-Through Certificates (a)......            5.500      01/25/47       164,553
                                                                                    -----------
            TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS 27.3% .................                                    8,807,012
                                                                                    -----------
            ASSET BACKED SECURITIES 13.2%
      125   American Express Credit Account
               Master Trust (a) ..................            5.320      10/15/12       125,110
    2,900   Bear Stearns Structured
               Products, Inc. (b) ................            0.000      04/25/37       122,461
      150   Capital Auto Receivables Asset
               Trust (a) .........................            5.330      11/15/11       150,202
      225   Capital Auto Receivables Asset
               Trust (a) .........................            5.380      07/15/10       225,000
      145   Carrington Mortgage Loan
               Trust (a) .........................            5.440      02/25/37       145,590
      150   Citibank Credit Card Issuance
               Trust (a) .........................            5.340      03/22/12       150,168
      250   Citibank Credit Card Issuance
               Trust (a) .........................            5.526      02/07/10       250,455
      157   Citigroup Mortgage Loan Trust,
               Inc. (a) ..........................            5.390      01/25/37       157,252
       20   Countrywide Certificates (a)..........            5.520      07/25/34        20,266
      184   Credit Based Asset Servicing and
               Securitization LLC (a) ............            5.390      01/25/37       184,214
      163   First Franklin Mortgage Loan
               Certificates (a) ..................            5.370      03/25/37       162,619
       85   First Franklin Mortgage Loan
               Certificates (a) ..................            5.390      01/25/36        85,410

      200   GE Dealer Floorplan Master Note
               Trust (a) .........................            5.400      07/20/09       200,152
      192   GSAMP Trust (a).......................            5.440      03/25/47       192,218
      118   Indymac Residential Asset
               Backed Trust (a) ..................            5.450      04/25/37       118,551
      115   Lehman XS Trust (a)...................            5.620      02/25/46       115,709
      135   Long Beach Mortgage Loan
               Trust (a) .........................            5.410      01/25/36       135,561
      150   MBNA Credit Card Master Note
               Trust (a) .........................            5.460      02/16/10       150,165
      156   Residential Asset Mortgage
               Products, Inc. (a) ................            5.390      02/25/37       156,250
      141   Residential Asset Mortgage
               Products, Inc. (a) ................            5.580      03/25/32       141,557
      122   Residential Asset Securities
               Corp. (a) .........................            5.430      04/25/37       122,456
      141   Securitized Asset Backed
               Receivables LLC (a) ...............            5.430      02/25/37       140,757
      267   SLM Student Loan Trust (a)............            5.345      10/27/14       266,720
      149   Soundview Home Equity Loan
               Trust (a) .........................            5.400      06/25/37       149,139
      143   Soundview Home Equity Loan
               Trust (a) .........................            5.429      02/25/37       142,818
      120   Structured Asset Securities
               Corp. (a) .........................            5.410      02/25/37       119,773
      175   Structured Asset Securities
               Corp. (a) .........................            5.410      06/25/37       175,000
      142   Structured Asset Securities
               Corp. (a)(b) ......................            5.440      01/25/37       141,774
                                                                                    -----------
            TOTAL ASSET BACKED SECURITIES 13.2% ..                                    4,247,347
                                                                                    -----------
            CORPORATE BONDS 7.9%
            AUTOMOTIVE 0.8%
       40   ArvinMeritor, Inc. ...................            8.750      03/01/12        41,950

       25   DaimlerChrysler NA Holding Corp.......            8.500      01/18/31        32,023
       40   Ford Motor Credit Co. ................            7.250      10/25/11        39,392
      150   General Motors Acceptance Corp. ......            6.875      09/15/11       151,270
                                                                                    -----------
                                                                                        264,635
                                                                                    -----------
            BANKING 1.1%
       50   MBNA Corp. (a)........................            5.786      05/05/08        50,216
       55   Nationwide Building Society
               (United Kingdom) (b) ..............            4.250      02/01/10        53,335
       80   USB Capital IX .......................            6.189      04/15/49        81,192
      160   Wachovia Capital Trust III ...........            5.800      03/15/42       160,338
                                                                                    -----------
                                                                                        345,081
                                                                                    -----------
            BROKERAGE 0.3%
       75   Goldman Sachs Capital II ......                   5.793      12/29/49        74,041
       15   Lehman Brothers Capital Trust VII ....            5.857      11/29/49        14,857
                                                                                    -----------
                                                                                         88,898
                                                                                    -----------
            DIVERSIFIED MANUFACTURING 0.2%
       70   Brookfield Asset Management,
               Inc. (Canada) .....................            5.800      04/25/17        68,737
                                                                                    -----------
            ELECTRIC 0.7%
       40   Arizona Public Service Co. ...........            5.800      06/30/14        39,936
       50   Consumers Energy Co. .................            4.400      08/15/09        48,814
       20   Detroit Edison Co. ...................            6.125      10/01/10        20,425
       20   Entergy Gulf States, Inc. (a).........            5.760      12/01/09        19,997
       50   Entergy Gulf States, Inc. (a)(b)......            6.090      12/08/08        50,151
       40   Ohio Power Co., Ser K ................            6.000      06/01/16        40,759
                                                                                    -----------
                                                                                        220,082
                                                                                    -----------
            FOOD/BEVERAGE 0.5%
       40   ConAgra, Inc. ........................            7.000      10/01/28        42,261
       40   FBG Finance, Ltd. (Australia) (b).....            5.125      06/15/15        37,876
       40   Pilgrim's Pride Corp. ................            7.625      05/01/15        41,300

       45   Sara Lee Corp. .......................            6.125      11/01/32        40,819
                                                                                    -----------
                                                                                        162,256
                                                                                    -----------
            LIFE INSURANCE 0.1%
       25   Platinum Underwriters Finance,
               Inc.  .............................            7.500      06/01/17        26,042
                                                                                    -----------
            MEDIA-CABLE 0.5%
       30   Comcast Cable Communications,
               Inc.  .............................            7.125      06/15/13        32,196
       60   Echostar DBS Corp. ...................            6.625      10/01/14        60,150
       75   Time Warner, Inc. (a).................            5.590      11/13/09        75,186
                                                                                    -----------
                                                                                        167,532
                                                                                    -----------
            MEDIA-NONCABLE 0.2%
       40   Interpublic Group of Cos., Inc. ......            6.250      11/15/14        37,750
       40   Viacom, Inc. .........................            6.875      04/30/36        39,575
                                                                                    -----------
                                                                                         77,325
                                                                                    -----------
            NONCAPTIVE-CONSUMER FINANCE 0.9%
       35   American General Finance Corp. .......            4.625      05/15/09        34,459
       15   Household Finance Corp. ..............            6.375      10/15/11        15,466
      115   Household Finance Corp. ..............            8.000      07/15/10       123,065
       75   Residential Capital Corp. ............            6.375      06/30/10        74,910
       40   SLM Corp. ............................            4.000      01/15/10        38,005
                                                                                    -----------
                                                                                        285,905
                                                                                    -----------
            NONCAPTIVE-DIVERSIFIED FINANCE 0.2%
       40   Capmark Financial Group, Inc. (b).....            5.875      05/10/12        39,759
       20   Capmark Financial Group, Inc. (b).....            6.300      05/10/17        19,910
                                                                                    -----------
                                                                                         59,669
                                                                                    -----------
            PHARMACEUTICALS 0.2%
       55   Hospira, Inc. (a).....................            5.830      03/30/10        55,210
                                                                                    -----------

            PIPELINES 0.2%
       15   Centerpoint Energy Resource
               Corp...............................            6.250      02/01/37        14,799
       40   Kinder Morgan Finance Corp.
               (Canada)...........................            5.700      01/05/16        37,750
       25   Texas Eastern Transmission
               Corp...............................            7.000      07/15/32        27,510
                                                                                    -----------
                                                                                         80,059
                                                                                    -----------
            PROPERTY & CASUALTY INSURANCE 0.3%
      100   Farmers Exchange Capital (b)..........            7.050      07/15/28       104,078
                                                                                    -----------
            RETAIL 0.4%
       30   CVS Caremark Corp.....................            5.750      06/01/17        29,652
       45   CVS Lease Pass-Through
               Trust (b) .........................            6.036      12/10/28        43,916
       40   May Department Stores Co..............            6.700      07/15/34        39,479
                                                                                    -----------
                                                                                        113,047
                                                                                    -----------
            SUPERMARKETS 0.2%
       60   Delhaize America, Inc.................            9.000      04/15/31        74,563
                                                                                    -----------
            TECHNOLOGY 0.2%
       50   Hewlett-Packard Co. (a)...............            5.485      05/22/09        50,000
                                                                                    -----------
            UTILITIES 0.1%
       40   Plains All American Pipeline .........            6.700      05/15/36        40,798
                                                                                    -----------
            WIRELINE COMMUNICATIONS 0.8%
       75   AT & T Corp...........................            8.000      11/15/31        91,985
       40   France Telecom SA (France) ...........            8.500      03/01/31        51,469
       65   Telecom Italia Capital
               (Luxembourg) ......................            4.875      10/01/10        63,588

       50   Telefonica Europe BV
               (Netherlands) ....................             8.250      09/15/30        59,532
                                                                                    -----------
                                                                                        266,574
                                                                                    -----------
            TOTAL CORPORATE BONDS 7.9% ...........                                    2,550,491
                                                                                    -----------
            GOVERNMENT OBLIGATIONS  2.7%
      750   United States Treasury Note ..........            2.625      05/15/08       733,477
      150   United States Treasury Note ..........            4.250      11/15/14       144,164
                                                                                    -----------
            TOTAL GOVERNMENT OBLIGATIONS .........                                      877,641
                                                                                    -----------
            MORTGAGE BACKED SECURITIES 2.2%
      122   Federal Home Loan Mortgage
               Corp. (a) .........................            5.669      04/01/37       122,553
      194   Federal Home Loan Mortgage
               Corp. (a) .........................            5.749      01/01/37       194,506
      134   Federal Home Loan Mortgage
               Corp. (a) .........................            5.852      10/01/36       135,204
      125   Federal Home Loan Mortgage
               Corp. (a) .........................            5.880      04/01/37       125,637
      121   Federal National Mortgage
               Association (a) ...................            6.093      04/01/37       121,816
                                                                                    -----------
            TOTAL MORTGAGE BACKED SECURITIES .....                                      699,716
                                                                                    -----------
            FOREIGN GOVERNMENT OBLIGATIONS 0.4%
ARS   100   Argentina International
               Government Bond (Argentina)                    5.830      12/31/33        49,061
MXN   700   Mexican Fixed Rate Bond
               (Mexico)  .........................            9.500      12/18/14        72,487
                                                                                    -----------
               TOTAL FOREIGN GOVERNMENT
                  OBLIGATIONS ....................                                      121,548
                                                                                    -----------
               TOTAL LONG-TERM INVESTMENTS 53.7%
                  (Cost $17,331,692)..............                                   17,303,755
                                                                                    -----------

                                                                       EXPIRATION   EXERCISE      MARKET
DESCRIPTION                                                CONTRACTS      DATE        PRICE       VALUE
-----------                                                ---------   ----------   --------   -----------
PURCHASED OPTIONS 0.3%
90-day EuroDollar
   Futures Put, September 2007..........................       50       09/21/07     94.750    $    14,375
90-day EuroDollar
   Futures Put, December 2007...........................       67       12/21/07     94.750         23,869
90-day EuroDollar
   Futures Put, December 2007...........................        2       12/21/07     94.500            162
90-day EuroDollar
   Futures Put, March 2008..............................      102       03/21/08     94.750         43,350
                                                                                               -----------
TOTAL PURCHASED OPTIONS
   (Cost $53,911).......................................                                            81,756
                                                                                               -----------
SHORT-TERM INVESTMENTS 48.4%
REPURCHASE AGREEMENTS 48.0%
Citigroup Global Markets, Inc. ($4,202,443 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 5.27%, dated
   05/31/07, to be sold on 06/01/07 at $4,203,058) .....                                         4,202,443
State Street Bank & Trust Co. ($11,256,557 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 5.07%, dated
   05/31/07, to be sold on 06/01/07 at $11,258,143) ....                                        11,256,557
                                                                                               -----------
TOTAL REPURCHASE AGREEMENTS ............................                                        15,459,000
                                                                                               -----------
GOVERNMENT AGENCY OBLIGATIONS 0.4%
United States Treasury Bill ($130,000 par, yielding
   5.152%, 07/12/07 maturity) (d) ......................                                           129,265
                                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $15,588,265)....................................                                        15,588,265
                                                                                               -----------
TOTAL INVESTMENTS 102.4%
  (Cost $32,973,867)....................................                                        32,973,776
LIABILITIES IN EXCESS OF OTHER ASSETS (2.4%)............                                          (764,684)
                                                                                               -----------
NET ASSETS 100.0%.......................................                                       $32,209,092
                                                                                               -----------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  Floating Rate Coupon

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)  IO - Interest Only

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

Currency Abbreviations:

ARS - Argentine peso
MXN - Mexican peso

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                        UNREALIZED
                                                                      APPRECIATION/
FUTURES CONTRACTS                                         CONTRACTS    DEPRECIATION
-----------------                                         ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2007
   (Current Notional Value of $203,797 per contract) ..       51        $(19,859)
U.S. Treasury Notes 5-Year Futures, September 2007
   (Current Notional Value of $104,438 per contract) ..       88         (57,846)
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $106,375 per contract) ..        8          (3,728)
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007
   (Current Notional Value of $109,125 per contract) ..       13            (508)
U.S. Treasury Bonds Futures, June 2007
   (Current Notional Value of $109,156 per contract) ..        2           1,744
                                                             ---        --------
                                                             162        $(80,197)
                                                             ---        --------

SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2007:

CREDIT DEFAULT SWAPS

                                                                       PAY/                 NOTIONAL     UNREALIZED
                                                         BUY/SELL    RECEIVE   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY                   REFERENCE ENTITY         PROTECTION     RATE       DATE        (000)     DEPRECIATION
------------            -----------------------------   ----------   -------   ----------   --------   -------------
Goldman Sachs Capital
   Markets, L.P.        Tyco International, Ltd.           Buy         0.44%    03/20/12      $225        $ 1,411
Goldman Sachs Capital
   Markets, L.P.        The Chubb Corp.                    Buy         0.11     03/20/12       125             15
Goldman Sachs Capital
   Markets, L.P.        The Hartford Financial             Buy         0.11     03/20/12       125             15
                        Services Group, Inc.
Goldman Sachs Capital
   Markets, L.P.        Motorola, Inc.                     Buy         0.39     03/20/12       125           (501)
Goldman Sachs Capital
   Markets, L.P.        Union Pacific Corp.                Buy         0.26     03/20/12       125             79
Goldman Sachs Capital
   Markets, L.P.        Southwest Airlines Co.             Buy         0.30     03/20/12       125            409
Goldman Sachs Capital
   Markets, L.P.        The Gap, Inc.                      Buy         1.08     03/20/12       125         (1,871)

Goldman Sachs Capital
   Markets, L.P.        Dell, Inc.                         Buy         0.22     03/20/12        65           (113)
Goldman Sachs Capital
   Markets, L.P.        Residential Capital, LLC.          Sell        2.00     03/20/17        65          1,314
Goldman Sachs Capital
   Markets, L.P.        SLM Corp.                          Sell        0.74     06/20/12        70         (2,973)
                                                                                                          -------
                           Total Credit Default Swaps                                                      (2,215)
                                                                                                          -------

INTEREST RATE SWAPS

                                                         PAY/
                                                        RECEIVE                        NATIONAL     UNREALIZED
                                                       FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX              RATE      RATE      DATE        (000)     DEPRECIATION
------------            ----------------------------   --------   -----   ----------   --------   -------------
Citibank N.A.           USD-LIBOR-BBA                     Pay     5.333    05/22/17        750        (7,035)
Citibank N.A.           USD-LIBOR-BBA                     Pay     5.368    05/23/17        750        (5,023)
Citibank N.A.           USD-LIBOR-BBA                     Pay     5.414    05/27/17      1,725        (5,474)
Citibank N.A.           USD-LIBOR-BBA                     Pay     5.440    05/29/17      1,175        (1,381)
Goldman Sachs Capital
   Markets, L.P.        USD-LIBOR-BBA                     Pay     5.341    05/24/17        900        (7,900)
J.P. Morgan
   and Chase, Co.       USD-LIBOR-BBA                     Pay     5.371    05/23/17        750        (4,850)
J.P. Morgan
   and Chase, Co.       USD-LIBOR-BBA                     Pay     5.340    05/24/17        900        (7,936)
J.P. Morgan
   and Chase, Co.       USD-LIBOR-BBA                     Pay     5.448    05/29/17      1,175          (664)
                                                                                                     -------
                           Total Interest Rate Swaps                                                 (40,263)
                                                                                                     -------
TOTAL SWAP AGREEMENTS                                                                                (42,478)

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007